Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost	R$ 859,502	R$ 698,662
Accumulated depreciation	(384,943)	(359,723)
Net	R$ 474,559	R$ 338,939	R$ 291,157	R$ 268,251
Depreciation average rate	9.70%	11.20%
Land [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 94,228	R$ 94,228
Accumulated depreciation
Net	R$ 94,228	R$ 94,228	94,213	94,213
Depreciation average rate	(0.00%)	(0.00%)
Buildings [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 125,672	R$ 90,311
Accumulated depreciation	(44,726)	(42,343)
Net	R$ 80,946	R$ 47,968	45,498	45,347
Depreciation average rate	2.20%	2.10%
Office equipment [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 443,380	R$ 412,828
Accumulated depreciation	(313,193)	(291,963)
Net	R$ 130,187	R$ 120,865	115,154	101,016
Depreciation average rate	14.20%	15.30%
Transport Equipments [Member]
IfrsStatementLineItems [Line Items]
Cost	R$ 14,625	R$ 12,578
Accumulated depreciation	(10,384)	(10,083)
Net	R$ 4,241	R$ 2,495	2,472	2,969
Depreciation average rate	9.90%	9.90%
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 41,049	R$ 38,528
Accumulated depreciation	(15,876)	(15,032)
Net	R$ 25,173	R$ 23,496	22,079	17,419
Depreciation average rate	6.80%	6.70%
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 140,548	R$ 50,189
Accumulated depreciation	(764)	(302)
Net	R$ 139,784	R$ 49,887	R$ 11,741	R$ 7,287
Depreciation average rate	6.50%	5.00%